SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS UNDER FINANCE LEASES (Details) - Dec. 31, 2025 $ in Thousands, $ in Thousands	USD ($)	SGD ($)
Right-of-use Rou Assets And Lease Payable
2026	$ 120	$ 154
2027	73	94
2028	27	35
2029	25	32
2030	17	21
Total	$ 262	$ 336